RISK MANAGEMENT (Details 14) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 202,991,372	$ 199,665,846
Impairment loss on financial assets	8,727	1,946
Credit exposure	18,279,478	125,675,861
Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	15,745,530	14,859,423
Impairment loss on financial assets	14,783	1,198
Credit exposure	13,393,254	12,118,078
Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,639,949	1,520,313
Impairment loss on financial assets		0
Credit exposure	1,639,949	1,520,313
Financial assets at fair value through profit or loss, category [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,101,461	990,788
Impairment loss on financial assets	0	0
Credit exposure	1,101,461	990,788
Financial assets at fair value through other comprehensive income, category [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	538,487	529,525
Impairment loss on financial assets	0	0
Credit exposure	538,487	529,525
Other Financial Instruments [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	18,279,480	16,837,676
Credit exposure	15,927,108	13,970,429
Other Financial Instruments [member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	15,745,531	14,859,423
Other Financial Instruments [member] | Trading equity securities [member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	1,639,948	1,520,313
Impairment loss on financial assets	0
Credit exposure	1,639,948	1,520,313
Financial assets at fair value, class [member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	12,251,872	10,701,855
Impairment loss on financial assets	3,053	0
Credit exposure	12,248,819	10,701,855
Financial assets at amortised cost, class [member] | Debt Securities [Member]
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	3,493,657	4,158,766
Impairment loss on financial assets	11,730	1,198
Credit exposure	$ 3,481,928	$ 4,157,568